Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenues (note 9)	$ 10,932	$ 1,547	$ 20,153	$ 4,254
Cost of revenues	(7,276)	(1,021)	(13,846)	(2,878)
Gross profit	3,656	526	6,307	1,376
Expenses:
Research and development costs	(2,936)	(1,582)	(9,857)	(6,812)
Sales and marketing costs	(2,318)	(413)	(7,188)	(1,669)
General and administration expenses (note 1c)	(5,244)	(2,644)	(11,721)	(10,380)
Operating loss	(6,842)	(4,113)	(22,459)	(17,485)
Gain (loss) on revaluation of warrant liabilities (note 6)		2,830		(905)
Financial income (expense), net	277	(116)	277	71
Net loss for the period from continuing operations	(6,565)	(1,399)	(22,182)	(18,319)
Net loss for the period from discontinued operations				(2,425)
Net loss for the period	(6,565)	(1,399)	(22,182)	(20,744)
Less: Net loss attributable to non-controlling interests	(102)	(94)	(490)	(503)
Net loss attributable to controlling shareholders	(6,463)	(1,305)	(21,692)	(20,241)
Net loss for the period	(6,565)	(1,399)	(22,182)	(20,744)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	(1,775)	(1,296)	876	(760)
Other comprehensive income (loss)	(1,775)	(1,296)	876	(760)
Total comprehensive loss for the period	(8,340)	(2,695)	(21,306)	(21,504)
Less: Comprehensive loss attributable to non-controlling interests	(102)	(94)	(490)	(503)
Comprehensive loss attributable to the Company’s shareholders	(8,238)	(2,601)	(20,816)	(21,001)
Total comprehensive loss for the period	$ (8,340)	$ (2,695)	$ (21,306)	$ (21,504)
Basic loss per share from continuing operations	$ (0.15)	$ (0.04)	$ (0.49)	$ (0.51)
Diluted loss per share from continuing operations	(0.15)	(0.04)	(0.49)	(0.51)
Basic loss per share from discontinued operations				(0.07)
Diluted loss per share from discontinued operations				$ (0.07)
Basic, Weighted average number of shares outstanding	44,071,020	36,797,579	44,161,444	35,063,498
Diluted, Weighted average number of shares outstanding	44,071,020	36,797,579	44,161,444	35,063,498